Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Prepayments	$ 92,673	¥ 645,169	¥ 667,113
Interest receivables	21,014	146,294	101,062
VAT recoverable	14,713	102,426	63,005
Rental and other deposits	1,732	12,060	64,902
Loan to a third party			35,000
Staff advances	577	4,020	7,868
Payments made on behalf of merchants	3,930	27,360	11,105
Provision for payments made on behalf of merchants	(2,159)	(15,032)	(3,249)
Others	4,019	27,980	7,183
Total	$ 136,499	¥ 950,277	¥ 953,989